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                                                                    Rule 497 (e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                             Wisconsin Tax Free Fund
                     (available to Wisconsin residents only)
                                  ____________

                        Supplement Dated December 7, 2001
                                       To
                          Prospectus Dated May 1, 2001

     New Distributor for the Funds. Effective on or about January 1, 2002, Heartland Investment Services, LLC will be the principal underwriter and distributor of shares of the Heartland Wisconsin Tax Free Fund (the "Fund"). Heartland Investment Services, LLC, 3435 Stelzer Road, Suite 1000, Columbus, OH 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. Heartland Investment Services, LLC is an affiliate of the Funds' transfer agent, BISYS Fund Services Ohio, Inc. Heartland Advisors, Inc. will remain the Fund's distributor until the change is effected.

     Investment Instructions. Beginning October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as transfer and dividend disbursing agent for the Fund. As a result, instructions for investing with the Fund, including wire and mail instructions have changed. New instructions may be found on page 2 of this supplement. These instructions supersede the instructions found on page 12 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. Beginning October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 15 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Fund's distributor. The Money Fund pays to the Fund's distributor a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which the Fund's distributor provides account servicing, record keeping and distribution services.

     Management of the Fund. Beginning June 29, 2001, Derek J. Pawlak, previously co-manager of the Fund, became the sole portfolio manager of the Fund. For further information about Mr. Pawlak, please see page 5 of the prospectus.

                                   -continued-
                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com

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                                  HOW TO INVEST
                                  INSTRUCTIONS

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HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   SELL SHARES
---------------------------------     ------------------------------------------
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1.800.432.7856                        ADD TO AN ACCOUNT                            Write a letter of instruction
                                                                                   that includes:
www.heartlandfunds.com                Telephone Purchase by Electronic Funds
                                      Transfer Available for additional            .     the names and signatures
Make a check payable to:              investments of $100 to $25,000.  Your              of all account holders
Heartland Funds                       account will be charged a service fee        .     your Heartland account
                                      (currently $8.00) if an electronic funds           number
ADDRESSES                             transfer cannot be processed due to          .     the amount in dollars or
---------------------------------     insufficient funds or a stop transfer.             shares you want to sell
Mailing Address                       Contact us for a Bank Options Form.          .     how and where to send the
---------------                                                                          proceeds

Heartland Funds                       Wire Have your bank send your investment
P.O. Box 182304                       to Huntington National Bank with these       We will mail the proceeds to the
Columbus, OH 43218-2304               instructions:                                address on the account unless
                                                                                   otherwise requested.  A
Overnight Delivery                    .     ABA #044000024                         signature guarantee may be
------------------                    .     A/C #01892134620                       required.
Heartland Funds                       .     CREDIT TO: Heartland (name of fund)
3435 Stelzer Road                     .     your Heartland account number          Mail the letter of instruction.
Columbus, OH 43219                    .     name(s) of investor(s)
                                                                                   HOW TO INVEST AUTOMATICALLY
                                                                                   ---------------------------
CONCEPTS TO UNDERSTAND                SELL SHARES
---------------------------------                                                  OPEN AN ACCOUNT
Wire Transfer: The fastest way to     Check Call us to request your redemption.
transfer money from one financial     A check will be mailed to the address on     Complete the application form,
institution to another. Your bank     the account. Express mail delivery is        including Automatic Investment
may charge a fee to send or receive   available on request for an additional       Plan section, and return it with
a wire transfer. Mail the letter      charge (currently $12.00).                   your investment (minimum of $50
of Instruction.                                                                    per transaction).
                                      Wire or Electronic Funds Transfer These
Electronic Funds Transfer:            services must be pre-authorized in           ADD TO AN ACCOUNT
Transferring money to your bank       writing. To add these services, call us
account electronically may take up    to request an account maintenance form.      All Services Call us to request
to eight business days to clear.      Once the Fund has your bank account          a form to add the Automatic
EFT usually is available without a    information on file, call us to request      Investment Plan (minimum of $50
fee at all Automated Clearing House   your redemption. Proceeds will be wired      per transaction) to your
(ACH) banks. Establishing EFT         or transferred electronically to your        account. Complete and return
services requires approximately 15    bank. For wires, your account will be        the form along with any other
days.                                 charged a service fee (currently $6.50).     required materials.

                                      Telephone and Wire Redemptions are subject   SELL SHARES
                                      to a $1,000 minimum.                         Systematic Withdrawal Plan Call
                                                                                   us to request an account
                                      HOW TO INVEST IN WRITING                     maintenance form to add the
                                      ------------------------------------------   plan. Complete the form,
                                                                                   specifying the amount and
                                      OPEN AN ACCOUNT                              frequency of withdrawals you
                                                                                   would like.
                                      Mail a completed application form and a
                                      check.
                                                                                   HOW TO INVEST
                                      ADD TO AN ACCOUNT                            VIA THE INTERNET
                                                                                   ---------------------------
                                      Fill out the Additional Investment Form      Computer Visit the Heartland web
                                      attached to your statement and send with a   site www.heartlandfunds.com and
                                      check. Write your Heartland account          follow the instructions to
                                      number on your check.                        download an account application.

                                      Mail the form and the check.
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